COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments Under Non-Cancelable Operating Lease Agreements) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	222,908
2016	234,408
2017	168,349
2018	108,528
2019	53,323
Thereafter	33,512
Total	821,028
Store premises [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	203,105
2016	218,115
2017	153,501
2018	93,790
2019	40,148
Thereafter	18,159
Total	726,818
Warehouses and office premises [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	19,803
2016	16,293
2017	14,848
2018	14,738
2019	13,175
Thereafter	15,353
Total	94,210